Note 3 - Summary of significant Accounting Policies - Roll-forward of Convertible Notes (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	$ 12,414,000	$ 10,025,000
Fair value adjustment	(5,424,251)	2,389,000
Reclassification to additional paid in capital upon conversion	(6,989,749)	0
Ending balance	$ 0	$ 12,414,000